Statement to Securityholder

Ally Auto Receivables Trust 2010-1

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	3/25/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-1

5. Collateral Summary	Collection Period, Begin:	10/1/2011

	Collection Period, End:	10/31/2011

6. Charge-Off and Delinquency Rates	Determination Date:	11/10/2011

7. Credit Instruments	Distribution Date:	11/15/2011

ABS Investor Relations - Ally Financial Inc., formerly GMAC Inc.:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
The Class B and Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Such Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

1. Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005HAD5	250,000,000.00	0.00	0.32312	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005HAA1	204,000,000.00	0.00	0.75	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02005HAB9	364,000,000.00	282,828,088.09	1.45	22,928,688.82	341,750.61	23,270,439.43	0.00	0.00	259,899,399.27
A-4	02005HAC7	90,900,000.00	90,900,000.00	2.30	0.00	174,225.00	174,225.00	0.00	0.00	90,900,000.00
B	02005HAE3	29,100,000.00	29,100,000.00	3.29	0.00	79,782.50	79,782.50	0.00	0.00	29,100,000.00
C	02005HAF0	25,600,000.00	25,600,000.00	3.61	0.00	77,013.33	77,013.33	0.00	0.00	25,600,000.00
Deal Totals		963,600,000.00	428,428,088.09		22,928,688.82	672,771.44	23,601,460.26	0.00	0.00	405,499,399.27

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	777.00024201	62.99090335	0.93887530	63.92977865	0.00000000	714.00933865
A-4	1,000.00000000	0.00000000	1.91666667	1.91666667	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.74166667	2.74166667	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	3.00833320	3.00833320	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

Beginning Aggregate Note Pool Factor:	444.61196356
Ending Aggregate Note Pool Factor:	420.81714329

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note Principal Balance	Note Rate	Target Interest Distribution	Actual Interest Distribution	Interest Shortfall Amount Allocated/(Repaid) (1) - (2) = (3)	Remaining Unpaid Interest Carryover Shortfall
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.32312	0.00	0.00	0.00	0.00
A-2	30/360	0.00	0.75	0.00	0.00	0.00	0.00
A-3	30/360	282,828,088.09	1.45	341,750.61	341,750.61	0.00	0.00
A-4	30/360	90,900,000.00	2.30	174,225.00	174,225.00	0.00	0.00
Class A Totals		373,728,088.09		515,975.61	515,975.61	0.00	0.00

B	30/360	29,100,000.00	3.29	79,782.50	79,782.50	0.00	0.00
C	30/360	25,600,000.00	3.61	77,013.33	77,013.33	0.00	0.00
Deal Totals		428,428,088.09		672,771.44	672,771.44	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

4. Collections and Distributions

Collections
Receipts During the Period	25,565,704.09
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	273,807.84
Other Fees or Expenses Paid	0.00
Total Collections	25,839,511.93

Beginning Reserve Account Balance	10,224,250.18
Total Available Amount	36,063,762.11

Distributions
Total Available Amount	36,063,762.11
Basic Servicing Fee	439,871.68
Aggregate Class A Interest Distributable Amount	515,975.61
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	79,782.50
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	77,013.33
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	10,224,250.18
Noteholders' Regular Principal Distributable Amount	22,928,688.82
Excess Total Available Amount to the Certificateholders	1,798,179.99

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	53,681	37,976	36,957
	Aggregate Receivables Principal Balance	1,022,425,018.31	497,441,776.83	474,513,088.01
	Aggregate Amount Financed	1,100,973,383.09	527,846,016.82	503,154,302.43

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Inception Weighted Average Original Maturity	Beginning Weighted Average Original Maturity	Ending Weighted Average Original Maturity	Inception Weighted Average Remaining Maturity	Beginning Weighted Average Remaining Maturity	Ending Weighted Average Remaining Maturity
Deal Totals	3.02000000	2.78127787	2.76830311	65.66	66.33	66.38	55.67	41.00	40.31

C. Pool Composition – Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.61%	1.03%	0.87%	0.74%	0.87%	0.82%	0.97%	0.85%	0.82%	0.89%	0.90%	0.92%	0.84%	1.18%	1.01%	1.10%	1.05%	1.03%	1.31%	1.18%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.12%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	515,500,159.63	66,377.13	0.1545%	36,957	42	0.1136%
Preceding	540,857,012.48	131,017.84	0.2907%	37,976	38	0.1001%
Next Preceding	567,979,282.91	101,224.40	0.2139%	38,990	50	0.1282%
Three Month Average			0.2197%			0.1140%

Statement to Securityholder

Ally Auto Receivables Trust 2010-1

B. Cumulative

	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,100,973,383.09	2,521,365.53	0.2290%	31 - 60 days	275	3,919,280.72
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2010-1 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	37	604,774.29
				> 90 days	5	85,359.06
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period1	397	4,985,110.29
				Current Period	24	289,841.96
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off2	36	209,785.40
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.				Ending Inventory	385	5,065,166.85

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	10,224,250.18	10,224,250.18	0.00	0.00	0.00	10,224,250.18	10,224,250.18

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	58,825,018.31
Current Overcollateralization	69,013,688.74
Overcollateralization Target	69,013,688.74
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-1 will perform in the future.